Note 13 - Loans and receivables - Loans And Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Receivables Abstract
Debt Securities Loans and Advances	€ 10,339	€ 11,209	€ 10,516
Loans and advances to central banks	7,300	8,894	17,830
Loans and advances to banks	26,261	31,373	29,317
Loans and Advances to customers	387,621	414,500	414,165
Loans And Receivables	€ 431,521	€ 465,977	€ 471,828